Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	$ 797	$ 1,024	$ 918
Pension and medical defined benefit provisions	10	9	25
Retrenchment costs	30	92	16
Share-based payment expense (note 10)	35	33	37
Included in cost of sales, other operating expenses, special items and corporate administration, marketing and other expenses	947	1,270	1,095
Post-retirement medical
Disclosure of net defined benefit liability (asset) [line items]
- current medical expenses	39	58	51
Pension and medical defined benefit provisions	9	10	10
Pension
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical defined benefit provisions	0	0	15
Defined contribution expenses	$ 37	$ 53	$ 48